Equity - Schedule of Stock Warrants Outstanding to Purchase Common Stock (Details) - $ / shares	3 Months Ended
	Mar. 31, 2020	Mar. 03, 2020
Warrant A [Member]
Warrant, Issuance Date	Dec. 30, 2019
Warrant, Expiration Date	Dec. 30, 2020
Warrant, Exercise Price Per Share	$ 0.595	$ 0.595
Warrant, Number of Shares of Common Stock Underlying Warrants	3,413,317
Warrant B [Member]
Warrant, Issuance Date	Dec. 30, 2019
Warrant, Expiration Date	Jun. 30, 2021
Warrant, Exercise Price Per Share	$ 0.893	$ 0.893
Warrant, Number of Shares of Common Stock Underlying Warrants	6,826,623
Warrant A One [Member]
Warrant, Issuance Date	Mar. 03, 2020
Warrant, Expiration Date	Mar. 03, 2021
Warrant, Exercise Price Per Share	$ 0.595
Warrant, Number of Shares of Common Stock Underlying Warrants	979,754
Warrant B One [Member]
Warrant, Issuance Date	Mar. 03, 2020
Warrant, Expiration Date	Sep. 03, 2021
Warrant, Exercise Price Per Share	$ 0.893
Warrant, Number of Shares of Common Stock Underlying Warrants	1,959,504
Warrant [Member]
Warrant, Number of Shares of Common Stock Underlying Warrants	13,179,198